Contingencies (Details) - American Craft Brewery [member]	Apr. 30, 2026 USD ($)
Disclosure of contingent liabilities [line items]
Contingent asset.	$ 175,000,000
Pre-judgment interest [member]
Disclosure of contingent liabilities [line items]
Contingent asset.	15,000,000
Bond [member]
Disclosure of contingent liabilities [line items]
Contingent asset.	$ 198,000,000